Long-term debt: (Tables)	12 Months Ended
Jun. 30, 2013
Long-term debt:
Schedule of principal amount outstanding
	as of June 30,
Principal Amount Outstanding	2013	2012
Total long-term debt (including current portion)	$27,865,110	$37,000,000
Less current portion	27,865,110	37,000,000

Total long-term debt	$0	$0

Schedule of maturities of debt
Maturities of Debt

Fiscal 2013	$27,865,110
Fiscal 2014 and thereafter	101,000,000